INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Total amount of Rotables	$ 8,623	$ 9,183
Slow moving inventory write-down	$ 624	$ 769	$ 490